As filed with the Securities and Exchange Commission on February 18, 2020

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 345	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 347

(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock FundsSM

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Janey Ahn, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 18, 2020.

BLACKROCK FUNDS II (REGISTRANT)

ON BEHALF OF

BLACKROCK 20/80 TARGET ALLOCATION FUND,

BLACKROCK 40/60 TARGET ALLOCATION FUND,

BLACKROCK 60/40 TARGET ALLOCATION FUND AND

BLACKROCK 80/20 TARGET ALLOCATION FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	February 18, 2020

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 18, 2020

BRUCE R. BOND* (Bruce R. Bond)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*BY: /S/ JANEY AHN		February 18, 2020
(Janey Ahn, Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase